SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended
Sep. 30, 2014
Building [Member]
Property and equipment estimated useful life	30 years
Warehouse leasehold improvements [Member]
Property and equipment estimated useful life	5 years
Office leasehold improvements, [Member]
Property and equipment estimated useful life	7 years
furniture and fixtures, [Member]
Property and equipment estimated useful life	3 years